Long-Term Debt (Long-Term Debt Maturities) (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Debt Instrument [Line Items]
2026	$ 1,297
2027	321
2028	763
2029	1,824
2030	554
Thereafter	15,702
Total, long-term debt maturities, including capital lease obligations	20,461
Florida Electric Utility
Debt Instrument [Line Items]
2026	0
2027	0
2028	0
2029	685
2030	0
Thereafter	5,586
Total, long-term debt maturities, including capital lease obligations	6,271
Canadian Electric Utilities
Debt Instrument [Line Items]
2026	40
2027	0
2028	0
2029	599
2030	0
Thereafter	3,034
Total, long-term debt maturities, including capital lease obligations	3,673
Gas Utilities and Infrastructure
Debt Instrument [Line Items]
2026	127
2027	31
2028	637
2029	0
2030	0
Thereafter	1,357
Total, long-term debt maturities, including capital lease obligations	2,152
Other Electric Utilities
Debt Instrument [Line Items]
2026	102
2027	90
2028	126
2029	18
2030	54
Thereafter	36
Total, long-term debt maturities, including capital lease obligations	426
Other
Debt Instrument [Line Items]
2026	1,028
2027	200
2028	0
2029	522
2030	500
Thereafter	5,689
Total, long-term debt maturities, including capital lease obligations	7,939
Subsidiaries
Debt Instrument [Line Items]
2026	1,297
2027	321
2028	763
2029	1,824
2030	554
Thereafter	15,702
Total, long-term debt maturities, including capital lease obligations	$ 20,461